Shareholder Fees - Service and Premier Shares - NORTHERN INSTITUTIONAL TREASURY PORTFOLIO	Apr. 01, 2021 USD ($)
Service Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none
Premier Shares
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none